CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 43,429,717	$ 6,815,070	¥ 19,372,084
Restricted cash	443,758	69,635	2,237,693
Short-term investments	13,343,754	2,093,926	37,688,535
Accounts and notes receivable, net of allowance for credit losses of RMB556,360 and RMB650,888, respectively	2,831,123	444,265	2,437,821
Loans receivable, net of allowance for credit losses of RMB146,432 and RMB604,506, respectively	4,644,298	728,792	2,878,229
Amounts due from related parties	115,239	18,084	103,130
Prepayments, receivables and other current assets, net	3,957,975	621,093	3,913,165
Total current assets	68,765,864	10,790,865	68,630,657
Non current assets:
Investment securities and other investments	18,634,493	2,924,159	4,260,564
Long-term investments, net	4,614,724	724,151	7,105,022
Operating lease right-of-use assets	1,287,550	202,045	1,931,308
Property and equipment, net	8,000,218	1,255,409	9,759,718
Intangible assets, net	3,286,145	515,668	5,357,118
Goodwill	46,377,583	7,277,655	49,124,172
Non current restricted cash	107,597	16,884	20,962
Deferred tax assets, net	224,491	35,228	190,951
Other non-current assets, net	1,699,470	266,682	884,923
Total non-current assets	84,232,271	13,217,881	78,634,738
Total assets	152,998,135	24,008,746	147,265,395
Current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB18,768,179 and RMB10,601,697 as of December 31, 2020 and 2021, respectively):
Short-term borrowings	6,838,328	1,073,083	5,826,562
Accounts and notes payable	4,624,953	725,756	7,352,977
Deferred revenue and customer advances	546,003	85,680	915,430
Operating lease liabilities, current portion	516,877	81,109	678,863
Amounts due to related parties	249,402	39,137	281,873
Accrued expenses and other current liabilities	11,647,222	1,827,703	11,303,960
Total current liabilities	24,422,785	3,832,468	26,359,665
Noncurrent liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB779,517 and RMB262,183 as of December 31, 2020 and 2021, respectively):
Long-term borrowings	1,681,370	263,844	1,453,222
Operating lease liabilities, non-current portion	654,877	102,764	1,171,642
Deferred tax liabilities	485,778	76,229	843,715
Other non-current liabilities	306,575	48,108	287,554
Total non-current liabilities	3,128,600	490,945	3,756,133
Total liabilities	27,551,385	4,323,413	30,115,798
Commitments and contingencies
Mezzanine equity
Convertible preferred shares			189,838,979
Convertible redeemable non-controlling interests	12,257,889	1,923,530	3,345,265
Convertible non-controlling interests	1,069,357	167,806	99,851
Total Mezzanine Equity	13,327,246	2,091,336	193,284,095
DiDi Global Inc. shareholders' equity (deficit):
Ordinary shares			16
Treasury shares	(3)		(2)
Additional paid-in capital	251,384,835	39,447,766	12,177,849
Statutory reserves	27,917	4,381	16,503
Accumulated other comprehensive loss	(3,599,745)	(564,879)	(2,001,200)
Accumulated deficit	(135,766,257)	(21,304,688)	(86,411,179)
Total DiDi Global Inc. shareholders' equity (deficit)	112,046,903	17,582,604	(76,218,013)
Non-controlling interests	72,601	11,393	83,515
Total shareholders' equity (deficit)	112,119,504	17,593,997	(76,134,498)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	152,998,135	24,008,746	147,265,395
Series A-1 Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred shares			851,990
Series A-2 Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred shares			641,634
Series A-3 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			748,498
Series A-4 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			2,237,896
Series A-5 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,561,239
Series A-6 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			2,912,703
Series A-7 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,399,356
Series A-8 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,216,500
Series A-9 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			340,933
Series A-10 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,710,976
Series A-11 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			2,749,110
Series A-12 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			907,676
Series A-13 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,506,907
Series A-14 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,316,637
Series A-15 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			3,876,873
Series A-16 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			1,476,708
Series A-17 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			18,054,207
Series A-18 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			27,795,281
Series B-1 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			46,190,436
Series B-2 Convertible Preferred Shares [Member]
Mezzanine equity
Convertible preferred shares			¥ 72,343,419
Common Class A [Member]
DiDi Global Inc. shareholders' equity (deficit):
Ordinary shares	141	22
Common Class B [Member]
DiDi Global Inc. shareholders' equity (deficit):
Ordinary shares	¥ 15	$ 2